BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity(2)	Annual Rate(2)	Currency	2023	2022
Corporate revolving credit facility	June 29, 2028	SOFR plus 1.2%	US$	$222	$96
Commercial Paper	February 12, 2024	6.1%	US$	989	464

Current:
Medium Term Notes(1):
Public - Canadian(3)	February 22, 2024	3.3%	C$	226	222
Public - Canadian(3)	February 22, 2024	3.3%	C$	302	295
Non-Current:
Medium Term Notes(1):
Public - Canadian	November 14, 2027	5.6%	C$	340	332
Public - Canadian	September 11, 2028	4.2%	C$	528	517
Public - Canadian	October 9, 2029	3.4%	C$	528	517
Public - Canadian	July 27, 2030	5.7%	C$	377	—
Public - Canadian	September 1, 2032	2.9%	C$	377	369
Public - Canadian	February 14, 2033	6.0%	C$	189	185
Public - Canadian	April 25, 2034	5.4%	C$	302	295
Public - Canadian	April 25, 2052	5.8%	C$	151	147
Public - Canadian	July 27, 2053	6.0%	C$	151	—
Subordinated notes(1)
Public - United States	May 24, 2081	5.0%	US$	250	250
				4,932	3,689
Deferred financing costs and other				(21)	(23)
Total				$4,911	$3,666

(1)See Note 20, Subsidiary Public Issuers, for further details.
(2)Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of December 31, 2023.
(3)On February 21, 2024, Brookfield Infrastructure Finance ULC redeemed all medium-term notes maturing February 22, 2024.
The current and non-current balances of non-recourse borrowings are as follows:

US$ MILLIONS	2023	2022
Current	$4,442	$2,567
Non-current	36,462	24,000
Total	$40,904	$26,567
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
2024(1)	$1,112	$1,335	$1,817	$404	$4,668
2025	1,057	709	243	792	2,801
2026	1,151	4,731	1,331	645	7,858
2027	1,090	2,046	1,529	369	5,034
2028	1,792	840	711	2,064	5,407
Thereafter	5,662	2,844	5,491	2,175	16,172
Total principal repayments	11,864	12,505	11,122	6,449	41,940
Deferred financing costs and other	(92)	(795)	32	(181)	(1,036)
Total - Dec. 31, 2023	$11,772	$11,710	$11,154	$6,268	$40,904
Total - Dec. 31, 2022	$8,702	$4,924	$9,021	$3,920	$26,567

(1)Includes commercial paper obligations of $1.2 billion at our Canadian diversified midstream operation.
The weighted average interest rates of non-recourse borrowings are as follows:

US$ MILLIONS	Utilities(1)	Transport	Midstream	Data	Total
Dec. 31, 2023	8%	5%	5%	7%	6%
Dec. 31, 2022	8%	5%	3%	7%	5%
(1)Excluding the impact of the variable interest in our Brazilian assets, the weighted average interest rate of non-recourse borrowings would be 6% as at December 31, 2023.
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2023	Local Currency		Dec. 31, 2022	Local Currency
Canadian dollars	$10,713	CAD	$14,195	$9,115	CAD	$12,348
U.S. dollars	16,365	USD	16,365	8,198	USD	8,198
Indian rupees	4,051	INR	337,583	3,249	INR	268,512
British pounds	4,561	GBP	3,583	3,151	GBP	2,608
Brazilian real(1)	2,501	BRL	12,106	1,543	BRL	8,049
Australian dollars	611	AUD	897	525	AUD	771
Colombian pesos	541	COP	2,088,803	405	COP	1,966,019
Peruvian soles	432	PEN	1,601	410	PEN	1,561
New Zealand dollars	42	NZD	66	80	NZD	126
Euro	2,123	EUR	1,923	60	EUR	56

(1)See Note 5, Disposition of Businesses, for additional information.

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	2022	Cash Flows	Acquisitions/ Dispositions(1)	Foreign Exchange Movement and Other	2023
Corporate borrowings	$3,666	$1,164	$—	$81	$4,911
Non-recourse borrowings	26,567	4,490	9,084	763	40,904

(1)Refer to Note 6. Acquisition of Businesses, for further details.